Related party transactions - Beneficial interest declared (Details) - shares	2 Months Ended
	Jun. 05, 2019	Mar. 31, 2019	Feb. 25, 2019	Nov. 26, 2018	Aug. 27, 2018	Jun. 04, 2018	Mar. 31, 2018	Feb. 26, 2018	Nov. 27, 2017	Aug. 28, 2017	Jun. 19, 2017	Feb. 27, 2017	Nov. 28, 2016	Aug. 29, 2016	Jun. 20, 2016
Disclosure of transactions between related parties [line items]
Shares issued (in shares)			561,807,639	561,807,639	564,634,076	564,420,145		562,320,145	559,418,095	558,898,901	563,514,561	563,434,240	563,434,240	763,087,500	761,337,500
Direct
Disclosure of transactions between related parties [line items]
Beneficial interest in share capital (in shares)		29,206,000					30,504,000
Indirect
Disclosure of transactions between related parties [line items]
Beneficial interest in share capital (in shares)		81,841,000					81,841,000
Associate
Disclosure of transactions between related parties [line items]
Beneficial interest in share capital (in shares)		72,924,000					72,924,000
R Bruyns | Direct
Disclosure of transactions between related parties [line items]
Beneficial interest in share capital (in shares)		0					0
R Bruyns | Indirect
Disclosure of transactions between related parties [line items]
Beneficial interest in share capital (in shares)		3,697,000					3,697,000
R Bruyns | Associate
Disclosure of transactions between related parties [line items]
Beneficial interest in share capital (in shares)		0					0
R Frew | Direct
Disclosure of transactions between related parties [line items]
Beneficial interest in share capital (in shares)		0					0
R Frew | Indirect
Disclosure of transactions between related parties [line items]
Beneficial interest in share capital (in shares)		63,848,000					63,848,000
R Frew | Associate
Disclosure of transactions between related parties [line items]
Beneficial interest in share capital (in shares)		70,261,000					70,261,000
A Welton | Direct
Disclosure of transactions between related parties [line items]
Beneficial interest in share capital (in shares)		0					0
A Welton | Indirect
Disclosure of transactions between related parties [line items]
Beneficial interest in share capital (in shares)		0					0
A Welton | Associate
Disclosure of transactions between related parties [line items]
Beneficial interest in share capital (in shares)		235,000					235,000
E Banda | Direct
Disclosure of transactions between related parties [line items]
Beneficial interest in share capital (in shares)		0					0
E Banda | Indirect
Disclosure of transactions between related parties [line items]
Beneficial interest in share capital (in shares)		0					0
E Banda | Associate
Disclosure of transactions between related parties [line items]
Beneficial interest in share capital (in shares)		0					0
I Jacobs | Direct
Disclosure of transactions between related parties [line items]
Beneficial interest in share capital (in shares)		241,000					241,000
I Jacobs | Indirect
Disclosure of transactions between related parties [line items]
Beneficial interest in share capital (in shares)		14,296,000					14,296,000
I Jacobs | Associate
Disclosure of transactions between related parties [line items]
Beneficial interest in share capital (in shares)		0					0
F Roji-Maplanka | Direct
Disclosure of transactions between related parties [line items]
Beneficial interest in share capital (in shares)		0					0
F Roji-Maplanka | Indirect
Disclosure of transactions between related parties [line items]
Beneficial interest in share capital (in shares)		0					0
F Roji-Maplanka | Associate
Disclosure of transactions between related parties [line items]
Beneficial interest in share capital (in shares)		0					0
F Futwa | Direct
Disclosure of transactions between related parties [line items]
Beneficial interest in share capital (in shares)		0					0
F Futwa | Indirect
Disclosure of transactions between related parties [line items]
Beneficial interest in share capital (in shares)		0					0
F Futwa | Associate
Disclosure of transactions between related parties [line items]
Beneficial interest in share capital (in shares)		0					0
S Joselowitz | Direct
Disclosure of transactions between related parties [line items]
Beneficial interest in share capital (in shares)		23,842,000					26,342,000
Number of shares sold (in shares)	4,500,000
Number of ADS sold (in shares)	180,000
S Joselowitz | Indirect
Disclosure of transactions between related parties [line items]
Beneficial interest in share capital (in shares)		0					0
S Joselowitz | Associate
Disclosure of transactions between related parties [line items]
Beneficial interest in share capital (in shares)		0					0
C Tasker | Direct
Disclosure of transactions between related parties [line items]
Beneficial interest in share capital (in shares)		2,907,000					2,057,000
C Tasker | Indirect
Disclosure of transactions between related parties [line items]
Beneficial interest in share capital (in shares)		0					0
C Tasker | Associate
Disclosure of transactions between related parties [line items]
Beneficial interest in share capital (in shares)		2,428,000					2,428,000
P Dell | Direct
Disclosure of transactions between related parties [line items]
Beneficial interest in share capital (in shares)		1,000					1,000
P Dell | Indirect
Disclosure of transactions between related parties [line items]
Beneficial interest in share capital (in shares)		0					0
P Dell | Associate
Disclosure of transactions between related parties [line items]
Beneficial interest in share capital (in shares)		0					0
G Pretorius | Direct
Disclosure of transactions between related parties [line items]
Beneficial interest in share capital (in shares)		690,000					338,000
G Pretorius | Indirect
Disclosure of transactions between related parties [line items]
Beneficial interest in share capital (in shares)		0					0
G Pretorius | Associate
Disclosure of transactions between related parties [line items]
Beneficial interest in share capital (in shares)		0					0
C Lewis | Direct
Disclosure of transactions between related parties [line items]
Beneficial interest in share capital (in shares)		1,525,000					1,525,000
C Lewis | Indirect
Disclosure of transactions between related parties [line items]
Beneficial interest in share capital (in shares)		0					0
C Lewis | Associate
Disclosure of transactions between related parties [line items]
Beneficial interest in share capital (in shares)		0					0